SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax		$ 238	$ 74
Deferred Income Tax		(64)		$ (8)
Income Tax Expense	$ 128	174	74
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax		238	74
Deferred Income Tax		$ (64)